Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net loss	$ (10,506,099)	$ (6,087,465)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	274,896	289,289
Stock-based compensation	3,117,807	1,765,074
Beneficial conversion feature	0	116,667
Accretion of deferred financing costs	0	51,624
Stock issued for services	366,541	0
Loss on extinguishment of debt	322,000	0
Changes in operating assets and liabilities:
Accounts receivable	(12,036)	10,406
Inventory	(81,781)	(16,458)
Prepaid expenses and other assets	159,509	22,431
Accounts payable	186,756	136,689
Accrued expenses and other current liabilities	293,666	17,845
Net Cash Used in Operating Activities	(5,878,741)	(3,693,898)
Cash Flows from Investing Activities:
Purchase of property and equipment	(30,657)	(104,411)
Acquisition of intellectual property	0	(205,200)
Net Cash Used in Investing Activities	(30,657)	(309,611)
Cash Flows from Financing Activities:
Proceeds from Loan	2,300,000	0
Proceeds received from exercising warrants	150,000	0
Payments on accrued interest	(75,226)	0
Proceeds received from stock subscription receivable	175,000
Proceeds from issuance of stock	3,276,310	5,380,632
Net Cash Provided by Financing Activities	5,826,084	5,380,632
Net Increase (Decrease) in Cash and Cash Equivalents	(83,314)	1,377,123
Cash and Cash Equivalents, beginning of period	1,740,989	362,598
Change in foreign currency	(3,504)	1,268
Cash and Cash Equivalents, end of period	1,654,171	1,740,989
Supplemental Disclosure Information:
Cash paid for interest	77,586	58,803
Cash paid for taxes	0	0
Non-cash Disclosures:
Stock issued for interest	27,000	0
Cancellation of treasury stock	31,501	0
Stock issued for prepaid services	53,055	0
Financing and extinguishment of debt	0	350,000
Exchanged debt for common shares	$ 0	$ 28,000